Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of basic and diluted earnings per share

	2018	2019	2020
Net profit attributable to ordinary equity holders of the parent for basic earnings	3,584	4,832	8,842
Weighted average number of ordinary shares for basic earnings per share	61,202,710	61,788,024	62,251,274
Effect of share-based payments	522,116	476,420	165,196
Weighted average number of ordinary shares for diluted earnings per share	61,724,826	62,264,444	62,416,470

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	58.56	78.20	142.04
Diluted, profit attributable to ordinary equity holders of the parent	58.06	77.60	141.66